Remuneration of auditors	12 Months Ended
Jun. 30, 2019
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Remuneration of auditors

Note 27. Remuneration of auditors

During the financial year the following fees were paid or payable for services provided by Grant Thornton Audit Pty Ltd, the auditor of the consolidated entity:

		Consolidated
	2019 A$’000	2018 A$’000	2017 A$’000

Audit services - Grant Thornton Audit Pty Ltd
Audit or review of the financial statements	120	131	132
F3 consent	—	11	—

Other services - Grant Thornton Audit Pty Ltd
Tax compliance services	—	—	—

	120	142	132